SCHEDULE OF SHARE CAPITAL AND SHARE PREMIUM (Details) - USD ($)		6 Months Ended		12 Months Ended
		Sep. 30, 2024		Mar. 31, 2024		Mar. 31, 2023
Issued capital [member]
IfrsStatementLineItems [Line Items]
Pre-capitalized balance		$ 3,752,669		$ 3,725,301		$ 3,725,301
Pre-capitalized balance, shares		11,626		11,582		11,582
Exercise of share option awards	[1],[2]			$ 27,368
Exercise of share option awards, shares	[1],[2]			44
Allotment of shares to Rhino Ventures	[3]	$ 1,346,800
Pre-capitalized balance		$ 5,126,837		$ 3,752,669		$ 3,725,301
Pre-recapitalized balance, shares		16,756		11,626		11,582
Share exchange of DSL (1:410 exchange ratio)		$ (5,126,150)	[4]	$ (3,752,192)	[4],[5]	$ (3,724,826)	[5]
Share exchange of DSL (1:410 exchange ratio), shares		6,853,204	[4]	4,755,034	[4],[5]	4,737,038	[5]
Pre capitalized sub-total		$ 687		$ 477		$ 475
Pre recapitalized Sub-total, shares		6,869,960		4,766,660		4,748,620
Founding share of the Company	[4]
Founding share of the Company, shares	[4]	1		1
Post capitalized sub-total		$ 687		$ 477
Post recapitalized sub-total, shares		6,869,961		4,766,661
Share Subdivision			[6]		[6],[7]		[7]
Share Subdivision, shares		6,869,961	[6]	4,766,661	[6],[7]	4,748,620	[7]
Balance at Recapitalized				$ 477		$ 475
Balance at Recapitalized, shares				9,533,322		9,497,240
Exercise of share option awards pre-capitalization	[8]	$ 27,368
Exercise of share option awards pre-capitalization, shares	[8]			44
Allotment of shares to Rhino Ventures, shares	[3]			5,086
Recapitalized balance		$ 687
Recapitalized balance, shares		13,739,922		9,533,322
Exercise of share option awards post-capitalization	[9]	$ 50
Exercise of share option awards post-capitalization, shares	[9]			1,003,680
Recapitalized balance		$ 737		$ 687
Recapitalized balance, shares		14,743,602		9,533,322
Recapitalized balance				$ 477
Share premium [member]
IfrsStatementLineItems [Line Items]
Pre-capitalized balance
Exercise of share option awards	[1]
Allotment of shares to Rhino Ventures	[3]
Pre-capitalized balance
Share exchange of DSL (1:410 exchange ratio)	[4]
Pre capitalized sub-total
Founding share of the Company	[4]
Post capitalized sub-total
Share Subdivision	[6]
Balance at Recapitalized
Exercise of share option awards pre-capitalization	[8]
Recapitalized balance
Exercise of share option awards post-capitalization	[9]	1,768,661
Recapitalized balance		1,768,661
Capital reserve [member]
IfrsStatementLineItems [Line Items]
Pre-capitalized balance
Exercise of share option awards	[1],[2]
Allotment of shares to Rhino Ventures	[3]
Pre-capitalized balance
Share exchange of DSL (1:410 exchange ratio)		5,126,150	[4]	3,752,192	[4],[5]	3,724,826	[5]
Pre capitalized sub-total		5,126,150		3,752,192		3,724,826
Founding share of the Company	[4]
Post capitalized sub-total		5,126,150		3,752,192
Share Subdivision			[6]		[6],[7]		[7]
Balance at Recapitalized				3,752,192		3,724,826
Exercise of share option awards pre-capitalization	[8]
Recapitalized balance		5,126,150
Exercise of share option awards post-capitalization	[9]
Recapitalized balance		5,126,150		5,126,150
Recapitalized balance				3,752,192
Share capital net of capital reserve [member]
IfrsStatementLineItems [Line Items]
Pre-capitalized balance		3,752,669		3,725,301		3,725,301
Exercise of share option awards	[1],[2]			27,368
Allotment of shares to Rhino Ventures	[3]	1,346,800
Pre-capitalized balance		5,126,837		3,752,669		3,725,301
Share exchange of DSL (1:410 exchange ratio)			[4]		[4],[5]		[5]
Pre capitalized sub-total		5,126,837		3,752,669		3,725,301
Founding share of the Company	[4]
Post capitalized sub-total		5,126,837		3,752,669
Share Subdivision			[6]		[6],[7]		[7]
Balance at Recapitalized				3,752,669		$ 3,725,301
Exercise of share option awards pre-capitalization	[8]	27,368
Recapitalized balance		5,126,837
Exercise of share option awards post-capitalization	[9]	1,768,711
Recapitalized balance		$ 6,895,548		5,126,837
Recapitalized balance				$ 3,752,669

[1]	In October 2023, DSL issued
[2]	In October 2023, DSL issued 44 shares to an employee via the exercising of vested employee share options. These shares rank pari passu with the existing ordinary shares of DSL in all respects. These shares equate to 36,080 shares post the Recapitalization.
[3]	In May 2024, the Group completed an $
[4]	On 15 July 2024, the Company completed a Share Exchange Transaction (the “Transaction”) with DSL and each of the shareholders of DSL. Prior to the Transaction, the Company had issued one founding share with a par value of USD
[5]	On 15 July 2024, the Company completed a Share Exchange Transaction (the “Transaction”) with DSL and each of the shareholders of DSL. Prior to the Transaction, the Company had issued one founding share with a par value of USD 0.0001 and was a newly incorporated entity without material business activities, while DSL was the parent of the Diginex group of companies (“DSL Group”). The Transaction resulted in the Company becoming the immediate holding company of DSL Group and DSL became a wholly owned subsidiary of the Company. The Transaction resulted in one share in DSL being exchanged for four hundred and ten (410) shares in the Company.
[6]	On 26 July 2024, the authorized share capital of the Company changed to USD
[7]	On 26 July 2024, the authorized share capital of the Company changed to USD50,000 divided into 960,000,000 Ordinary Shares of USD0.00005 par value each and 40,000,000 Preferred Shares of USD0.00005 par value each (the “Share Subdivision”). The Share Subdivision resulted in the shareholding of each Company shareholder increasing by a multiple of two.
[8]	In April 2024, DSL issued
[9]	In August 2024, the Company issued